Guarantees, commitments and risks (Details 10) € in Millions		Dec. 31, 2018 EUR (€)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Held-for-trading financial instruments, Financial asseta held for trading		€ 6,552	[1]		€ 6,012
Held-for-trading financial instruments, Non-hedging and trading derivatives	[2]	117			209
Held-to-maturity financial instruments, Held-to-maturity securities		1,253			1,675	$ 1,675
Available-for-sale financial instruments, Securities	[1]				207
Trade receivables and other	[3]	14,145			15,583
Financing receivables		1,489			1,918
Securities | $	[1]			$ 64,000,000
Trade payables and other		16,902			16,793
Financing payables		25,865			24,707
Financial assets reclassified out of available-for-sale financial assets, at fair value		919
Net Gains Losses Recognized in Profit and Loss Account [Member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Held-for-trading financial instruments, Financial asseta held for trading	[1]	32			(111)
Held-for-trading financial instruments, Non-hedging and trading derivatives	[2]	(178)			793
Available-for-sale financial instruments, Securities	[1]				9
Trade receivables and other	[3]	(343)			(958)
Financing receivables		(139)			(116)
Trade payables and other		(28)			(51)
Financing payables		(615)			(1,137)
Net assets (liabilities) for hedging derivatives		642			(42)
Financial assets reclassified out of available-for-sale financial assets, at fair value		231
Net Gains Losses Recognized in Other Comprehensive Income [Member]
Disclosure Of Contingent Liabilities Explanatory [Line Items]
Available-for-sale financial instruments, Securities	[1]				(4)
Net assets (liabilities) for hedging derivatives		(243)			€ (6)
Financial assets reclassified out of available-for-sale financial assets, at fair value		€ 15

[1]	Income or expense were recognized in the profit and loss account within “Finance income (expense)”.
[2]	In the profit and loss account, economic effects were recognized as income within “Other operating income (loss)” for €129 million (loss for €44 million in 2017) and as loss within “Finance income (expense)” for €307 million (income for €837 million in 2017).
[3]	Income or expense were recognized in the profit and loss account as net impairment losses within “Net (impairment losses) reversal of trade and other receivables” for €415 million (net impairment losses for €913 million in 2017) and as income within “Finance income (expense)” for €69 million (expenses for €45 million in 2017), including interest income calculated on the basis of the effective interest rate of € 38 million.